Condensed consolidated balance sheet (unaudited) (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2019 [1]	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	£ 4,206	£ 2,535
Other liabilities	£ 10,279	7,716
IFRS 16 - Leases [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		1,600
Other liabilities		£ 1,600

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings